As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
(Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
(Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2014 (Unaudited)
		Market
	Shares	Value
Common Stocks (98.8%)
Aerospace & Defense (1.4%)
Honeywell International, Inc.	15,000	$1,391,400
Sypris Solutions, Inc.	225,000	623,250
		2,014,650
Biotechnology (6.9%)
Exact Sciences Corp. *	1,200	17,004
Gilead Sciences, Inc. *	140,000	9,920,400
		9,937,404
Capital Markets (3.2%)
Financial Engines, Inc.	67,500	3,427,650
Oaktree Capital Group LLC	20,000	1,163,200
		4,590,850
Commercial Services & Supplies (0.5%)
Clean Harbors, Inc. *	13,000	712,270
Communications Equipment (10.7%)
Emulex Corp. *	647,500	4,785,025
KVH Industries, Inc. *	260,200	3,424,232
QUALCOMM, Inc.	5,000	394,300
ViaSat, Inc. * †	99,000	6,834,960
		15,438,517
Electronic Equipment, Instruments & Components (11.1%)
Cognex Corp. *	5,000	169,300
Corning, Inc.	35,000	728,700
Electro Scientific Industries, Inc.	438,350	4,317,747
II-VI, Inc. *	145,000	2,237,350
Jabil Circuit, Inc. †	160,000	2,880,000
Newport Corp. *	100,000	2,068,000
Vishay Intertechnology, Inc.	75,000	1,116,000
Zygo Corp. *	160,400	2,436,476
		15,953,573
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	12,500	1,218,750
Health Care Equipment & Supplies (8.0%)
Becton Dickinson and Co.	45,000	5,268,600
CONMED Corp.	50,000	2,172,500
Covidien PLC	27,500	2,025,650
Lumenis Ltd . *	8,454	95,361
Natus Medical, Inc. *	10,000	258,000
Varian Medical Systems, Inc. *	20,000	1,679,800
		11,499,911
Health Care Providers & Services (9.8%)
Express Scripts Holding Co. * †	187,500	14,079,375
Health Care Technology (0.1%)
Cerner Corp. *	2,500	140,625

Internet Software & Services (3.5%)
Akamai Technologies, Inc. *	52,500	3,056,025
Amber Road, Inc. *	14,452	222,561
Borderfree, Inc. *	14,452	269,385
Brightcove, Inc. *	54,200	532,786
Everyday Health, Inc. *	5,668	79,295
Q2 Holdings, Inc. *	14,461	224,580
QuinStreet, Inc. *	56,558	375,545
Xoom Corp. *	7,500	146,400
YuMe, Inc. *	25,000	182,750
		5,089,327
Leisure Products (0.5%)
Black Diamond, Inc. *	62,500	764,375
Life Sciences Tools & Services (9.6%)
Quintiles Transnational Holdings, Inc. *	1,108	56,253
Thermo Fisher Scientific, Inc. †	114,000	13,707,360
		13,763,613
Media (2.3%)
Comcast Corp.	60,000	3,001,200
Twenty-First Century Fox, Inc.	10,000	319,700
		3,320,900
Metals & Mining (0.1%)
Walter Energy, Inc.	11,000	83,160
Oil, Gas & Consumable Fuels (3.4%)
Hess Corp. †	55,000	4,558,400
WPX Energy, Inc. *	22,000	396,660
		4,955,060
Professional Services (0.9%)
WageWorks, Inc. *	23,500	1,318,585
Semiconductors & Semiconductor Equipment (12.0%)
Broadcom Corp.	5,000	157,400
Brooks Automation, Inc.	100,000	1,093,000
Entegris, Inc. *	210,000	2,543,100
Entropic Communications, Inc. *	389,200	1,591,828
FormFactor, Inc. *	780,000	4,984,200
MKS Instruments, Inc.	67,500	2,017,575
Nova Measuring Instruments Ltd. *	130,000	1,456,000
PDF Solutions, Inc. *	175,000	3,179,750
Supertex, Inc. *	4,850	159,953
		17,182,806
Software (1.8%)
A10 Networks, Inc. *	1,445	21,733
Barracuda Networks, Inc. *	28,023	951,101
King Digital Entertainment PLC *	28,634	520,852
Mavenir Systems, Inc. *	60,000	1,074,000
		2,567,686
Specialty Retail (6.3%)
CarMax, Inc. * †	155,000	7,254,000
Dick's Sporting Goods, Inc. †	30,000	1,638,300
Tiffany & Co.	2,500	215,375
		9,107,675

Technology Hardware, Storage & Peripherals (5.1%)
Electronics For Imaging, Inc. *	80,000	3,464,800
Super Micro Computer, Inc. *	225,000	3,908,250
		7,373,050
Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp. *	28,577	539,534
Trading Companies & Distributors (0.3%)
Air Lease Corp.	10,000	372,900
Total Common Stocks
(Cost $71,201,513)		142,024,596

Short-Term Investment (1.1%)
Money Market Fund (1.1%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $1,602,573)	1,602,573	1,602,573

Total Investments (99.9%)
(Cost $72,804,086)		143,627,169
Total Securities Sold Short (-2.8%)		(3,978,895)
(Proceeds $2,675,914)
Other Assets in Excess of Liabilities (2.9%)		4,139,052
Net Assets (100.0%)		$143,787,326

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2014.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,285,500.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2014 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-2.8%)
Airlines (-0.2%)
Allegiant Travel Co.	2,500	$279,825
Communications Equipment (-1.0%)
Ubiquiti Networks, Inc. *	32,100	1,459,587
Electrical Equipment (0.0%)
Orion Energy Systems, Inc. *	1,250	9,063
Semiconductors & Semiconductor Equipment (-0.3%)
Advanced Energy Industries, Inc. *	18,000	441,000
Software (-1.3%)
ANSYS, Inc. *	21,000	1,617,420
Zynga, Inc. *	40,000	172,000
		1,789,420
Total Securities Sold Short
(Proceeds $2,675,914)		3,978,895

Total Securities Sold Short (-2.8%)		(3,978,895)
Total Investments (99.9%)		143,627,169
Other Assets in Excess of Liabilities (2.9%)		4,139,052
Net Assets (100.0%)		$143,787,326

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2014 (Unaudited)
		Market
	Shares	Value
Common Stocks (100.0%)
Aerospace & Defense (2.0%)
Precision Castparts Corp. †	5,000	$1,263,800
Biotechnology (8.3%)
Gilead Sciences, Inc. * †	75,000	5,314,500
Capital Markets (2.4%)
Financial Engines, Inc. †	30,000	1,523,400
Chemicals (0.6%)
AZ Electronic Materials SA	60,000	402,914
Commercial Services & Supplies (0.4%)
Clean Harbors, Inc. *	5,000	273,950
Communications Equipment (6.7%)
Emulex Corp. *	60,000	443,400
KVH Industries, Inc. *	171,275	2,253,979
ViaSat, Inc. * †	23,000	1,587,920
		4,285,299
Electronic Equipment, Instruments & Components (7.9%)
Electro Scientific Industries, Inc.	92,319	909,342
FEI Co. †	14,000	1,442,280
II-VI, Inc. *	39,000	601,770
IPG Photonics Corp. * †	5,000	355,400
Zygo Corp. *	116,339	1,767,190
		5,075,982
Health Care Equipment & Supplies (1.8%)
Becton Dickinson and Co.	6,000	702,480
LeMaitre Vascular, Inc.	57,800	466,446
		1,168,926
Health Care Providers & Services (1.9%)
Express Scripts Holding Co. * †	16,500	1,238,985
Health Care Technology (0.6%)
Omnicell, Inc. *	13,000	372,060
Hotels, Restaurants & Leisure (0.7%)
Panera Bread Co. *	2,750	485,292
Household Products (1.1%)
Oil-Dri Corp. of America	20,000	690,800
Insurance (0.5%)
Crawford & Co.	32,500	303,550
Internet & Catalog Retail (0.1%)
Coupons.com, Inc. *	671	16,540
RetailMeNot, Inc. *	678	21,696
		38,236
Internet Software & Services (16.7%)
Akamai Technologies, Inc. * †	88,500	5,151,585
Amber Road, Inc. *	6,579	101,317
ARI Network Services, Inc. *	15,000	47,400
Borderfree, Inc. *	6,579	122,633
Brightcove, Inc. *	50,000	491,500

ChannelAdvisor Corp. *	3,383	127,674
Constant Contact, Inc. * †	45,000	1,100,700
Equinix, Inc. *	3,500	646,940
Everyday Health, Inc. *	2,547	35,632
Q2 Holdings, Inc. *	6,573	102,079
Reis, Inc. *	95,000	1,714,750
TheStreet, Inc.	245,000	641,900
Xoom Corp. *	7,000	136,640
YuMe, Inc. *	40,000	292,400
		10,713,150
Leisure Products (0.6%)
Black Diamond, Inc. *	30,000	366,900
Media (2.4%)
Twenty-First Century Fox, Inc.	1,000	31,970
World Wrestling Entertainment, Inc. †	52,500	1,516,200
		1,548,170
Oil, Gas & Consumable Fuels (1.1%)
Hess Corp. †	8,500	704,480
Professional Services (2.4%)
WageWorks, Inc. * †	28,000	1,571,080
Semiconductors & Semiconductor Equipment (23.4%)
Ceva, Inc. *	40,000	702,400
Entegris, Inc. *	200,000	2,422,000
Entropic Communications, Inc. *	127,150	520,044
FormFactor, Inc. *	467,500	2,987,325
LTX-Credence Corp. *	10,000	89,100
MKS Instruments, Inc. †	29,100	869,799
Nanometrics, Inc. *	3,000	53,910
Nova Measuring Instruments Ltd. *	94,900	1,062,880
PDF Solutions, Inc. * †	307,500	5,587,275
Photronics, Inc. *	61,000	520,330
Tessera Technologies, Inc.	10,000	236,300
		15,051,363
Software (4.0%)
A10 Networks, Inc. *	658	9,896
Barracuda Networks, Inc. *	13,539	459,514
Bottomline Technologies, Inc. * †	30,000	1,054,500
BroadSoft, Inc. *	5,000	133,650
Exa Corp. *	5,000	66,300
King Digital Entertainment PLC *	12,950	235,560
Mavenir Systems, Inc. *	32,600	583,540
		2,542,960
Specialty Retail (2.9%)
CarMax, Inc. * †	22,500	1,053,000
Dick's Sporting Goods, Inc. †	15,000	819,150
		1,872,150
Technology Hardware, Storage & Peripherals (11.1%)
Apple, Inc. †	5,350	2,871,559
Electronics For Imaging, Inc. * †	57,000	2,468,670
Super Micro Computer, Inc. * †	104,500	1,815,165
		7,155,394

Thrifts & Mortgage Finance (0.4%)
Ladder Capital Corp. *	13,318	251,444
Total Common Stocks
(Cost $33,133,308)		64,214,785

Short-Term Investment (0.8%)
Money Market Fund (0.8%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $535,729)	535,729	535,729

Total Investments (100.8%)
(Cost $33,669,037)		64,750,514
Total Securities Sold Short (-8.1%)		(5,185,145)
(Proceeds $2,876,720)
Other Assets in Excess of Liabilities (7.3%)		4,681,871
Net Assets (100.0%)		$64,247,240

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2014.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $9,755,425.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2014 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-7.6%)
Airlines (-0.5%)
Allegiant Travel Co.	2,500	$279,825
Communications Equipment (-2.9%)
Ubiquiti Networks, Inc. *	40,500	1,841,535
Electrical Equipment (0.0%)
Orion Energy Systems, Inc. *	2,500	18,125
Semiconductors & Semiconductor Equipment (-0.7%)
Advanced Energy Industries, Inc. *	7,500	183,750
QuickLogic Corp. *	52,500	273,525
		457,275
Software (-1.2%)
ANSYS, Inc. *	8,500	654,670
Zynga, Inc. *	25,000	107,500
		762,170
Thrifts & Mortgage Finance (-2.3%)
Federal Home Loan Mortgage Corp. *	390,000	1,505,400
Total Securities Sold Short
(Proceeds $2,644,776)		4,864,330

Exchange Traded Funds Sold Short (-0.5%)
iShares Russell 2000 ETF	1,000	116,340
iShares Russell 2000 Growth ETF	1,000	136,060
Market Vectors Semiconductor ETF	1,500	68,415
Total Exchange Traded Funds Sold Short
(Proceeds $231,944)		320,815

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $2,876,720)		5,185,145

Total Securities & Exchange Traded Funds Sold Short (-8.1%)		(5,185,145)
Total Investments (100.8%)		64,750,514
Other Assets in Excess of Liabilities (7.3%)		4,681,871
Net Assets (100.0%)		$64,247,240

* Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2014 (Unaudited)
		Market
	Shares	Value
Common Stocks (88.5%)
Biotechnology (0.6%)
Exact Sciences Corp. *	17,300	$245,141
Capital Markets (0.7%)
FXCM, Inc.	20,000	295,400
Commercial Services & Supplies (0.3%)
Clean Harbors, Inc. *	2,000	109,580
Communications Equipment (17.5%)
Emulex Corp. *	525,000	3,879,750
KVH Industries, Inc. *	122,730	1,615,127
Riverbed Technology, Inc. *	20,000	394,200
Ruckus Wireless, Inc. *	100,000	1,216,000
		7,105,077
Electronic Equipment, Instruments & Components (20.2%)
Cognex Corp. *	5,000	169,300
Electro Scientific Industries, Inc.	240,000	2,364,000
II-VI, Inc. * †	120,000	1,851,600
TTM Technologies, Inc. * †	200,000	1,690,000
Zygo Corp. *	140,000	2,126,600
		8,201,500
Energy Equipment & Services (0.8%)
C&J Energy Services, Inc. *	2,000	58,320
Gulfmark Offshore, Inc.	5,000	224,700
Superior Energy Services, Inc.	2,000	61,520
		344,540
Health Care Equipment & Supplies (0.5%)
Lumenis Ltd. *	2,347	26,474
Novadaq Technologies, Inc. *	2,500	55,700
NxStage Medical, Inc. *	10,000	127,400
		209,574
Health Care Providers & Services (3.3%)
Catamaran Corp. *	5,000	223,800
Express Scripts Holding Co. * †	15,000	1,126,350
		1,350,150
Health Care Technology (0.3%)
Cerner Corp. *	2,500	140,625
Internet Software & Services (5.7%)
Amber Road, Inc. *	4,110	63,294
Borderfree, Inc. *	4,110	76,611
Brightcove, Inc. *	42,420	416,989
Carbonite, Inc. *	22,000	224,180
Everyday Health, Inc. *	1,609	22,510
Q2 Holdings, Inc. *	4,042	62,772
Reis, Inc. *	42,607	769,056
TheStreet, Inc.	255,000	668,100
		2,303,512

Leisure Products (1.3%)
Black Diamond, Inc. *	42,500	519,775
Metals & Mining (0.4%)
Walter Energy, Inc.	20,000	151,200
Oil, Gas & Consumable Fuels (4.9%)
Hess Corp. †	15,000	1,243,200
WPX Energy, Inc. *	42,000	757,260
		2,000,460
Pharmaceuticals (0.5%)
Pernix Therapeutics Holdings *	40,000	214,000
Semiconductors & Semiconductor Equipment (22.2%)
Cirrus Logic, Inc. *	10,000	198,700
Entropic Communications, Inc. *	220,000	899,800
FormFactor, Inc. *	665,000	4,249,350
MaxLinear, Inc. *	25,000	237,000
Mellanox Technologies Ltd. *	7,500	293,475
MKS Instruments, Inc.	30,000	896,700
NeoPhotonics Corp. *	87,922	697,221
Peregrine Semiconductor Corp. *	15,000	90,750
Photronics, Inc. * †	5,000	42,650
Rudolph Technologies, Inc. *	65,000	741,650
Supertex, Inc. *	16,700	550,766
Ultratech, Inc. *	5,000	145,950
		9,044,012
Software (2.2%)
A10 Networks, Inc. *	411	6,181
Barracuda Networks, Inc. *	9,405	319,206
BroadSoft, Inc. *	5,000	133,650
King Digital Entertainment PLC *	8,193	149,031
Mavenir Systems, Inc. *	15,000	268,500
		876,568
Specialty Retail (3.4%)
Aeropostale, Inc. *	100,000	502,000
American Eagle Outfitters, Inc.	70,000	856,800
Francesca's Holdings Corp. *	2,000	36,280
		1,395,080
Technology Hardware, Storage & Peripherals (2.1%)
Super Micro Computer, Inc. *	50,000	868,500
Thrifts & Mortgage Finance (1.1%)
Ladder Capital Corp. *	8,096	152,852
Tree.com, Inc. *	10,000	310,400
		463,252
Trading Companies & Distributors (0.5%)
Air Lease Corp.	5,000	186,450
Total Common Stocks
(Cost $34,934,327)		36,024,396

Short-Term Investment (11.9%)
Money Market Fund (11.9%)
Dreyfus Treasury Prime Cash Management
0.00% (a)
(Cost $4,844,451)	4,844,451	4,844,451

Total Investments (100.4%)
(Cost $39,778,778)	40,868,847
Liabilities in Excess of Other Assets (-0.4%)	(171,846)
Net Assets (100.0%)	$40,697,001

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2014.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $477,990.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange close, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2014.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2014.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares will be redeemed first, followed by the redemption of more recently acquired shares. For the three months ended March 31, 2014, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $52, $188 and $43, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of March 31, 2014, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of March 31, 2014, the Portfolios did not hold any Level 2 securities.

The following is a summary categorization, as of March 31, 2014, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$142,024,596	$64,214,785	$36,024,396
Short-Term
Investments	1,602,573	535,729	4,844,451
Liabilities
Securities Sold Short(2)	(3,978,895)	(5,185,145)	-
Total	$139,648,274	$59,565,369	$40,868,847
(1) As of March 31, 2014, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments to view segregation by industry.
(3) There were no transfers into or out of Level 1 or Level 2 during the period.

3.	Derivative Instruments and Hedging Activities

The “Derivatives and Hedging” Topic of the Codification (ASC 815, formerly SFAS 133 and SFAS 161) requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolios’ financial position, performance and cash flows. The Portfolios did not use derivatives during the three months ended March 31, 2014.

4.	Short Sale Transactions

During the three months ended March 31, 2014, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2014, the market value of securities separately segregated to cover short positions was $5,285,500, $9,755,425, and $477,990 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $4,678,932, $4,826,349 and $270,720 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at March 31, 2014 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

5.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may trade various financial instruments with off-balance sheet risk. These financial instruments include securities sold short, written options, futures, and forward currency contracts. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

6. Indemnification

Under the Company’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities. Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of March 31, 2014, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$71,172,844	$76,650,574	$(4,196,249)	$72,454,325
NAGF	33,767,648	31,861,839	(878,973)	30,982,866
NSCGF	39,949,353	3,616,651	(2,697,157)	919,494

*Tax adjustments are calculated annually and therefore, the table above reflects the tax adjustments outstanding at the previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Company’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By         /s/ George A. Needham
     George A. Needham, President (Chief Executive Officer)

Date      May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ George A. Needham
      George A. Needham, President (Chief Executive Officer)

Date       May 27, 2014

By         /s/ James W. Giangrasso
     James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date      May 27, 2014